INCOME TAXES - U.S. Tax Reform and Alberta Tax Rate Reduction (Details) - CAD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Income Tax Contingency [Line Items]
Provisional deferred income tax recovery (expense)				$ 816
Increase in regulatory liabilities for businesses subject to RRA				1,686
U.S. Tax Reform, additional deferred income tax recovery		$ 52
U.S. Tax Reform, additional deferred income tax recovery subject to RRA		$ 115
Alberta Tax Rate Reform, additional deferred income tax recovery	$ 32
Alberta Tax Rate Reform, additional deferred income tax recovery, subject to RRA			$ 83
Other Post-Retirement Benefit Plans
Income Tax Contingency [Line Items]
Provisional deferred income tax recovery (expense)				$ (12)